Asset Retirement Obligation - Schedule of Change in Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Change in Asset Retirement Obligation [Abstract]
ARO liability	$ 501	$ 237
Addition	67	264
Settlements
ARO liability	$ 568	$ 501